Trade payables	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Trade payables
28	Trade payables

	As at 31 March 2021	As at 31 March 2020
Trade payables	3,245	3,733

Total	3,245	3,733

Trade payables are
non-interest
bearing in nature. For explanations on the Group’s liquidity risk management processes, refer to note 48
.